Export Prepayment Agreement (Tables)	12 Months Ended
Dec. 31, 2022
Export Prepayment Agreement
Summary of export prepayment agreement

Balance at January 1, 2022	$—
Addition	82,318
Interest expense	155
Foreign exchange	(416)
Transactions costs	(3,951)
Cumulative translation adjustment	(668)
Balance at December 31, 2022	$77,438
As of December 31, 2022
Loan obligations	$77,438
Non-Current portion	$77,438